Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 624,765
Series A , RB , 5.00% , 09/01/29 ......... 180 189,005
Series A , RB , 5.00% , 09/01/35 ......... 1,365 1,433,284
Series A , RB , 5.00% , 06/01/37 ......... 130 136,503
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 533,537
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,075,861
Auburn University, Series 2025-A, RB,
5.00%, 06/01/27 ................. 250 261,199
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 900 909,350
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,215
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 185 188,440
Series 2020A , GO , 5.00% , 09/01/27 ..... 150 157,945
Series 2017E , GO , 5.00% , 11/01/27 ..... 355 370,584
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 79,078
Series 2018A , GO , 5.00% , 05/01/30 ..... 125 131,276
Lower Alabama Gas District (The), Series
2016A, RB, 5.00%, 09/01/27 ......... 670 691,439
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 399,701
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 269,439
Series 2022B , GO , 5.00% , 11/01/27 ..... 125 132,078
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 735 769,870
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 212,107
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 206,933
8,902,609
Alaska — 0.2%
Alaska Housing Finance Corp., Series 2017A,
RB, 5.00%, 12/01/27 .............. 195 202,814
City of Anchorage, Series 2017B, RB,
5.00%, 05/01/27 ................. 45 46,855
Municipality of Anchorage
Series 2021C , GO , 5.00% , 09/01/27 ..... 175 183,941
Series 2022A , GO , 5.00% , 09/01/27 ..... 180 189,196
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 278,076
900,882
Arizona — 1.8%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/27 ..... 180 180,230
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 239,534
Series 2017B , RB , 5.00% , 07/01/27 ..... 245 256,670
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 261,477
Series 2020A , RB , 5.00% , 08/01/27 ..... 265 278,130
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 843,030
Series 2023 , RB , 5.00% , 07/01/27 ...... 145 152,102
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 265 277,979
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 408,751
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. USD 495 $ 505,424
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/27 ..... 460 460,521
Series 2016 , RB , 5.00% , 07/01/27 ...... 665 678,336
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 115,289
Series 2020A , RB , 5.00% , 07/01/27 ..... 55 57,655
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 241,058
Series A , RB , 5.00% , 07/01/27 ......... 100 104,827
Series B , RB , 4.00% , 07/01/28 ......... 440 450,204
Series 2017D , RB , 5.00% , 07/01/29 ..... 490 510,853
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 125,889
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/27 ................. 300 314,424
Maricopa County Industrial Development
Authority, Series 2016A, RB, 5.00%, 01/01/27 420 433,379
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 230 239,599
Maricopa County Union High School District No.
210-Phoenix
Series 2018 , GO , 5.00% , 07/01/27 ...... 525 550,141
Series 2024A , GO , 5.00% , 07/01/27 ..... 105 110,028
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 176,000
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 207,059
Series 2020A , RB , 5.00% , 01/01/27 ..... 710 735,060
Series 2021A , RB , 5.00% , 01/01/27 ..... 540 559,060
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 387,244
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 121,097
9,981,050
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 450 461,189
California — 12.2%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 105,421
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(b)
........ 265 249,564
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 227,011
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,496,431
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(b)
............. 1,000 951,836
Burbank Unified School District, Series 2002C,
GO, 0.00%, 07/01/27 (NPFGC)
(b)
....... 150 142,208
California Health Facilities Financing Authority
Series 2016A , RB , 4.00% , 03/01/27 ..... 25 25,124
Series A-1 , RB , 5.00% , 11/01/27 ....... 1,955 2,067,408
Series 2015 , RB , 5.00% , 11/15/27 ...... 865 871,114
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 115,171
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 323,435
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 365,507
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 120 125,152
Series F , RB , 5.00% , 05/01/27 ......... 310 310,450
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 527,250
Series B , RB , 5.00% , 10/01/27 ......... 465 491,316

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018C , RB , 5.00% , 11/01/27 ..... USD 295 $ 312,308
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 550,510
Series C , RB , 5.00% , 03/01/28 ......... 325 337,919
Series D , RB , 5.00% , 09/01/29 ......... 290 304,375
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 100 100,501
Series 2016A , RB , 5.00% , 11/01/27 ..... 850 866,299
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 205,583
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 52,879
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 155,724
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 266,797
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 282,330
Series B , RB , 5.00% , 05/15/27 ......... 175 182,992
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 210 216,983
Series B , RB , 5.00% , 11/01/27 ......... 100 103,325
Series D , RB , 5.00% , 11/01/27 ......... 270 286,372
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(b)
.... 810 768,252
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 168,679
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/27 ..... 220 229,982
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 179,458
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 131,505
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 136,367
East Bay Municipal Utility District Water System
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 120,942
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 52,583
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 89,163
East Side Union High School District, Series E,
GO, 5.00%, 08/01/27 .............. 125 128,326
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(b)
................ 2,200 2,079,623
Foothill-De Anza Community College District
(b)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 711,906
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 393,455
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 290,078
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 78,933
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(b)
..... 110 103,899
Inglewood Unified School District, Series B, GO,
5.00%, 08/01/27 ................. 200 209,562
Long Beach Unified School District, Series D-1,
GO, 0.00%, 08/01/27
(b)
............. 100 93,245
Los Angeles Community College District
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 528,423
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 412,170
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,056,846
Series J , GO , 5.00% , 08/01/28 ......... 190 199,400
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,173,529
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,098
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 278,965
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/29 ..... USD 255 $ 267,999
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 145 146,206
Series 2018A , RB , 5.00% , 07/01/27 ..... 695 724,691
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 234,612
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 104,272
Series 2022E , RB , 5.00% , 07/01/27 ..... 155 161,622
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 260,680
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 305,185
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 300 305,055
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 311,276
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 207,518
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 316,464
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 161,706
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 725,830
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 436,550
Series 2018M-1 , GO , 5.00% , 07/01/27 ... 95 99,933
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 157,789
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 541,743
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 194,607
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 199,866
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 578,560
Series 2024A , GO , 5.00% , 07/01/27 ..... 75 78,895
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/27 ..... 370 367,801
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 511,309
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 311,003
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 116,673
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,174
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(b)
.. 150 142,353
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/27 ..... 1,035 1,067,600
Series 2018A , RB , 5.00% , 11/01/27 ..... 745 788,826
Series 2020A , RB , 5.00% , 11/01/27 ..... 115 121,765
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 215 204,241
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 880 835,303
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 57,248
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(b)
............. 330 314,789
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 412,716
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 400 378,935
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 195 198,431
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 169,456
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,543
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/27 .......... 90 94,916
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/27 .......... 110 113,181

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... USD 100 $ 104,802
Series A , RB , 5.00% , 07/01/28 ......... 475 496,364
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 115,051
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 277,392
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,193
San Diego Public Facilities Financing Authority
Series 2016A , RB , 5.00% , 05/15/27 ..... 90 91,863
Series 2023A , RB , 5.00% , 08/01/27 ..... 250 263,808
San Diego Unified School District, Series 2017J,
GO, 5.00%, 07/01/29 .............. 100 104,729
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2015A , RB , 5.00% , 07/01/27 ..... 290 290,394
Series 2017A , RB , 5.00% , 07/01/29 ..... 100 104,926
Series 2019A , RB , 5.00% , 07/01/29 ..... 190 199,359
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 185 188,301
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 142,625
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 130,473
Series B , RB , 5.00% , 05/01/27 ......... 290 302,698
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. 165 174,649
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 261,443
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 400 418,404
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,000 956,533
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
295 280,459
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 189,906
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(b)
............. 375 355,251
San Mateo County Community College District
(b)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 630 597,270
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,025 971,749
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 405 383,959
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 170 161,002
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,299
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 771,106
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 160,533
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 803,837
Southwestern Community College District,
Series 2004, GO, 0.00%, 08/01/27 (NPFGC)
(b)
700 662,482
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 171,441
GO , 5.00% , 04/01/27 ............... 4,370 4,559,551
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 579,073
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,541
Series 2016 , GO , 5.00% , 08/01/27 ...... 870 892,870
Series C , GO , 5.00% , 08/01/27 ........ 440 462,869
GO , 5.00% , 08/01/27 ............... 2,025 2,113,808
GO , 4.00% , 09/01/27 ............... 560 578,848
GO , 5.00% , 09/01/27 ............... 660 691,436
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/27 ............... USD 2,590 $ 2,729,082
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 502,547
Series 2017 , GO , 5.00% , 11/01/27 ...... 890 941,615
GO , 5.00% , 11/01/27 ............... 975 1,031,545
GO , 5.00% , 12/01/27 ............... 585 620,134
GO , 5.00% , 08/01/28 ............... 440 462,375
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 623,468
GO , 5.00% , 08/01/29 ............... 450 472,437
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 240 255,524
Series BB , RB , 5.00% , 12/01/27 ........ 110 117,115
Series AX , RB , 5.00% , 12/01/28 ........ 130 137,878
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 102,633
Union Elementary School District, Series D, GO,
0.00%, 09/01/27 (NPFGC)
(b)
.......... 115 109,048
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 36,083
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 115,263
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 235,765
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 262,096
Series 2023BN , RB , 5.00% , 05/15/27 .... 120 125,806
Series 2025BZ , RB , 5.00% , 05/15/27
(c)
... 2,500 2,620,960
Series 2017AY , RB , 5.00% , 05/15/28 .... 150 156,766
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 130,543
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,117
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 185,463
67,941,566
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2022, GO,
5.00%, 12/01/27 (SAW) ............ 160 169,111
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 260,097
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 65 68,264
Series 2022A , GO , 5.00% , 08/01/27 ..... 365 383,327
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 415 437,936
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 517,082
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 369,344
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,533
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 335 354,111
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 248,406
Series 2022B , RB , 5.00% , 11/15/27 ..... 70 73,993
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/27 ...... 250 264,528
Colorado Health Facilities Authority
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 175 182,103
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,400 1,463,549
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 258,891
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 365 389,529
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/27 (NPFGC)
(b)
....... 1,375 1,298,287
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 286,156
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27 ..... 500 523,040

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017A-1 , RB , 5.00% , 06/01/29 .... USD 100 $ 104,084
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 125 132,264
7,831,635
Connecticut — 1.7%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 51,543
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 557,397
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 122,730
Series 2018B , GO , 5.00% , 04/15/27 ..... 490 511,241
Series B , GO , 5.00% , 04/15/27 ........ 190 198,236
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 56,584
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 216,049
Series 2015B , GO , 5.00% , 06/15/27 ..... 240 240,000
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 545,893
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 441,009
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 105,245
Series E , GO , 5.00% , 10/15/27 ........ 170 175,061
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 596,858
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 528,193
Series F , GO , 5.00% , 11/15/27 ......... 940 945,795
Series 2025B , GO , 5.00% , 12/01/27 ..... 250 264,360
Series A , GO , 5.00% , 04/15/29 ........ 350 364,165
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 193,121
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 212,401
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 139,874
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 208,757
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 615,833
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 524,009
Series B , RB , 5.00% , 09/01/27 ......... 635 651,992
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 358,190
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 232,203
University of Connecticut
Series 2016A , RB , 5.00% , 03/15/27 ( SAP ) . 110 111,662
Series 2018A , RB , 5.00% , 04/15/27 ..... 125 130,205
Series 2019A , RB , 5.00% , 11/01/27 ( SAP ) . 65 68,619
9,367,225
Delaware — 0.8%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 305 318,479
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 291,411
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 173,081
Series 2020 , RB , 5.00% , 07/01/27 ...... 375 393,367
Series 2020 , RB , 5.00% , 09/01/27 ...... 645 677,954
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 787,654
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 212,906
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 617,946
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 135,292
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 250,803
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 373,144
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 283,328
4,515,365
District of Columbia — 1.7%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 632,883
Series 2016A , GO , 5.00% , 06/01/27 ..... 230 234,564
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2017D , GO , 5.00% , 06/01/27 ..... USD 650 $ 679,594
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 690,049
Series E , GO , 5.00% , 06/01/27 ........ 290 299,271
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 168,703
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 168,924
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 260,664
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,096,771
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 323,302
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,933,124
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 416,122
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 258,207
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 316,172
Series A , RB , 5.00% , 10/01/27 ......... 190 190,723
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 142,080
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 219,480
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 418,744
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 57,577
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 481,555
Series 2018 , RB , 5.00% , 07/01/28 ...... 430 449,163
Series A-1 , RB , 5.00% , 07/01/29 ....... 155 161,565
9,599,237
Florida — 4.5%
Central Florida Expressway Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 25 26,119
Series 2021 , RB , 5.00% , 07/01/27 ...... 665 696,039
Series 2024A , RB , 5.00% , 07/01/27 ..... 475 497,171
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/27 ..... 140 147,117
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 105,198
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 210,397
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... 270 282,794
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/27 .............. 980 1,005,576
City of Tallahassee, Series 2025, RB,
5.00%, 10/01/27
(c)
................ 90 94,815
County of Broward Water & Sewer Utility, Series
B, RB, 5.00%, 10/01/27 ............ 180 180,709
County of Miami-Dade
Series 2019A , RB , 5.00% , 04/01/27 ..... 25 26,034
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 557,301
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,100 1,152,320
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 738,041
Series A , RB , 5.00% , 10/01/27 ......... 545 558,857
County of Miami-Dade Transit System, Series
2019, RB, 5.00%, 07/01/27 .......... 115 120,500
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 760 800,989
Series 2021 , RB , 5.00% , 10/01/27 ...... 620 652,766
County of Seminole, Series 2025A, RB,
5.00%, 10/01/27
(c)
................ 85 89,419
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,215 1,242,444
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 428,247
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,245 1,274,410
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 265 278,668

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... USD 105 $ 109,459
Series 2020A , COP , 5.00% , 07/01/27 .... 470 489,961
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 550 578,590
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27
(c)
............ 150 155,081
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/27 ............. 335 350,794
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 550 578,829
Palm Beach County School District
Series 2015D , COP , 5.00% , 08/01/27 .... 85 85,000
Series 2017A , COP , 5.00% , 08/01/27 .... 380 398,447
Series 2018A , COP , 5.00% , 08/01/27 .... 210 220,195
Series 2018B , COP , 5.00% , 08/01/27 .... 115 120,583
Series 2022B , COP , 5.00% , 08/01/27 .... 200 209,709
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 525,991
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/27 .... 150 151,562
Series 2016 , GO , 5.00% , 03/15/27 ...... 330 334,863
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 109,004
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 166,361
Series 2025A , COP , 5.00% , 05/01/27 .... 800 831,252
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 705 735,075
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 167,070
Series 2025A , COP , 5.00% , 07/01/27 ( AGC )
(c)
300 313,543
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/27 ...... 100 105,047
State of Florida
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 387,319
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 565,689
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 240,725
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 62,798
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 225,026
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 303,523
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 179,194
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 36,701
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 503,325
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 304,092
Series 2017A , GO , 5.00% , 07/01/28 ..... 285 298,312
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 183,571
Series 2019A , RB , 5.00% , 07/01/27 ..... 201 210,652
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 671,346
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 162,443
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 298,959
State of Florida Department of Transportation
Turnpike System
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 356,653
Series 2021C , RB , 5.00% , 07/01/27 ..... 160 167,836
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 224,603
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 473 483,554
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 495,822
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 714,617
Tampa Bay Water, Series 2015A, RB,
5.00%, 10/01/27 ................. 175 175,696
25,154,803
Security
Par (000)
Par (000) Value
Georgia — 2.1%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... USD 50 $ 52,906
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 215 227,494
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/27 ..... 275 287,678
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 146,454
City of Atlanta Water & Wastewater
Series 2018C , RB , 5.00% , 11/01/28 ..... 250 263,331
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 132,011
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 230,504
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 46,631
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,063,738
Series 2022 , RB , 5.00% , 07/01/27 ...... 115 120,522
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 894,241
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 241,764
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 525,574
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 292,980
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 755 777,342
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 485,816
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 120,566
Municipal Electric Authority of Georgia
Series 2020A , RB , 5.00% , 01/01/27 ..... 145 149,721
Series 2024A , RB , 5.00% , 01/01/27 ..... 55 56,791
Series 2020A , RB , 5.00% , 11/01/27 ..... 775 815,206
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 152,988
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 117,641
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 300,676
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 151,966
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 503,923
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 497,749
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 209,834
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 646,579
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 724,004
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 311,552
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 865,298
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 181,389
Series 2017C , GO , 5.00% , 07/01/29 ..... 225 235,349
11,830,218
Hawaii — 1.2%
City & County Honolulu Wastewater System,
Series B, RB, 5.00%, 07/01/27 ........ 510 520,694
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 300 308,384
Series 2020F , GO , 5.00% , 07/01/27 ..... 360 376,756
Series 2025E , GO , 5.00% , 07/01/27
(c)
.... 500 523,272
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 406,775
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 183,941
Series D , GO , 5.00% , 09/01/27 ........ 495 520,290
Series B , GO , 5.00% , 10/01/27 ........ 180 180,685
Series C , GO , 5.00% , 10/01/27 ........ 125 131,630
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 580,245
County of Hawaii
Series 2025 , GO , 5.00% , 09/01/27 ...... 500 525,546
Series C , GO , 5.00% , 09/01/27 ........ 175 177,392

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. USD 135 $ 140,331
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 213,404
Series FE , GO , 5.00% , 10/01/27 ....... 470 482,677
Series FH , GO , 5.00% , 10/01/27 ....... 300 308,092
Series FN , GO , 5.00% , 10/01/27 ....... 220 231,669
Series FK , GO , 5.00% , 05/01/28 ....... 260 271,033
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 200 209,297
University of Hawaii, Series 2017B, RB,
3.00%, 10/01/27 ................. 145 145,544
6,437,657
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 920 963,348
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 168,008
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 500 522,948
1,654,304
Illinois — 4.8%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 258,706
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 485,969
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,033,976
Series C , RB , 5.00% , 01/01/27 ......... 105 108,567
Series F , RB , 5.25% , 01/01/27 ......... 170 176,363
Series A , RB , 5.00% , 01/01/28 ......... 445 458,680
Series D , RB , 5.25% , 01/01/28 ......... 345 357,186
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 232,213
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 500 526,260
City of Chicago Wastewater Transmission,
Series 1998A, RB, 0.00%, 01/01/27
(NPFGC)
(b)
.................... 50 47,769
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 340 348,168
Series 2017 , RB , 5.00% , 11/01/27 ...... 495 517,346
Series 2024A , RB , 5.00% , 11/01/27 ..... 70 73,160
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 125,386
City of Springfield Electric, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 500 516,875
County of Cook
Series 2021B , GO , 4.00% , 11/15/27 ..... 435 446,566
Series 2018 , RB , 5.00% , 11/15/27 ...... 125 131,217
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 600 600,089
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 145 152,648
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 565 584,196
Series 2020 , RB , 5.00% , 01/01/27 ...... 100 103,398
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 600,212
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 675,105
Series 2015 , RB , 3.00% , 12/01/27 ...... 190 190,073
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 946,298
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 125 127,707
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,170,795
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,330 1,378,016
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2019C , RB , 5.00% , 01/01/27 ..... USD 545 $ 564,676
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . 110 114,907
Metropolitan Water Reclamation District of
Greater Chicago
Series 2024A , GO , 5.00% , 12/01/27 ..... 235 247,724
Series A , GO , 5.00% , 12/01/27 ........ 230 236,680
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/28 ..... 130 135,149
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 191,921
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 340 349,442
Series 2018C , RB , 5.00% , 01/01/27 ..... 290 298,054
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 184,999
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,129,515
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 955,614
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 273,770
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 387,706
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 656,515
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 751,266
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 1,005,984
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 223,736
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 561,756
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 818,272
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 881,238
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 338,938
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,866,402
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 424,326
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,052,815
State of Illinois Sales Tax
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 312,580
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 451,946
26,788,875
Indiana — 1.2%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 190 199,743
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 245 257,471
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 325 336,607
Series 2019A , RB , 5.00% , 02/01/27 ..... 380 393,571
Series 2019E , RB , 5.00% , 02/01/27 ..... 120 124,286
Series 2021B , RB , 5.00% , 02/01/27 ..... 370 383,214
Series 2025C , RB , 5.00% , 02/01/27 ..... 100 103,631
Series E , RB , 5.00% , 02/01/27 ......... 160 163,754
Series 2016C , RB , 5.00% , 06/01/27 ..... 705 723,699
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,270 1,337,669
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 304,636
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 .............. 750 775,057
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 530 545,033
Series Y , RB , 5.00% , 08/01/29 ......... 230 239,359
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/27 ..... 135 139,587
Series 2017A , RB , 5.00% , 01/15/29 ..... 375 388,491
6,415,808

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... USD 180 $ 188,228
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 209,142
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 193,457
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 552,939
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,227
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... 305 320,111
Series 2021A , RB , 5.00% , 08/01/27 ..... 100 104,955
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 130 132,482
Series 2016 , RB , 5.00% , 06/15/27 ...... 750 764,998
State of Iowa Board of Regents, Series 2021A,
RB, 5.00%, 09/01/27 .............. 200 209,724
2,876,263
Kansas — 0.4%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 319,892
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/27 ..... 785 786,550
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 210,390
Series 2024A , RB , 5.00% , 09/01/27 ..... 300 315,585
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 655,901
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 151,914
2,440,232
Kentucky — 0.4%
Kentucky Asset Liability Commission, Series
2015A, RB, 5.00%, 09/01/27 ......... 100 100,189
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/27 ......... 500 520,675
Series B , RB , 5.00% , 05/01/27 ......... 200 208,547
Series A , RB , 5.00% , 10/01/27 ......... 70 73,624
Series 2024B , RB , 5.00% , 11/01/27 ..... 415 436,992
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 400 410,837
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/27 ..... 115 117,041
Series B , RB , 5.00% , 07/01/27 ......... 365 381,338
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 156,353
2,405,596
Louisiana — 0.9%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 639,252
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 311,830
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 317,510
Series 2016B , GO , 5.00% , 08/01/27 ..... 335 343,098
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 246,215
Series 2019A , RB , 5.00% , 09/01/27 ..... 400 419,780
Series 2021 , RB , 5.00% , 09/01/27 ...... 765 802,830
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 188,901
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 600,124
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 528,369
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 228,285
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 198,832
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 292,064
5,117,090
Security
Par (000)
Par (000) Value
Maine — 0.7%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/27
(c)
.... USD 205 $ 215,305
Series A , RB , 5.00% , 10/01/27 ......... 100 102,763
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 315 330,635
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 303,770
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 147,541
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 374,122
Series 2019A , RB , 5.00% , 11/01/27 ..... 110 115,925
Series C , RB , 5.00% , 11/01/27 ......... 540 569,087
Maine State Housing Authority
Series 2019A , RB , 2.70% , 11/15/27 ..... 250 247,423
Series 2022F , RB , 3.40% , 11/15/27 ...... 125 126,731
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/27 ................. 155 162,383
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 743,239
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 240,767
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 277,406
3,957,097
Maryland — 2.7%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 126,742
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 260,546
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 208,437
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,068
Series 2020 , GO , 5.00% , 10/01/27 ...... 235 247,878
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 331,297
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 167,047
Series 2019 , GO , 5.00% , 03/01/27 ...... 270 280,904
Series 2020 , GO , 5.00% , 08/01/27 ...... 250 262,787
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 211,047
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 197,371
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 124,655
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 675,216
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 477,154
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 165,392
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 235 247,020
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 158,286
Series 2020B , GO , 4.00% , 11/01/27 ..... 455 470,643
Series 2017A , GO , 5.00% , 11/01/27 ..... 195 206,168
Series 2017C , GO , 5.00% , 10/01/28 ..... 155 163,019
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 169,125
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 550,731
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 461,565
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,237
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 553,429
Maryland Health & Higher Educational Facilities
Authority, Series 2025A, RB, 5.00%, 07/01/27 500 521,616
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 427,233
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 588,418
Series 2018-2B , GO , 5.00% , 08/01/27 .... 165 173,373
Series 2020-2B , GO , 5.00% , 08/01/27 .... 840 882,627
Series 2A , GO , 5.00% , 08/01/27 ....... 305 320,478
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 592,269
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 157,178
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 500,584

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... USD 85 $ 87,577
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 505,237
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 308,532
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 500,928
Series 2021A , RB , 5.00% , 10/01/27 ..... 725 764,574
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 113,403
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 264,652
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 174,593
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 362,142
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 215,561
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. 225 226,743
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 235,492
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 120,182
14,910,156
Massachusetts — 1.8%
City of Boston
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 547,410
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 99,260
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 122,156
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 105,860
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 456,072
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 475,561
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 151,552
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 330,610
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 829,148
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 640,228
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 901,404
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 421,710
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 751,484
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 111,135
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 413,064
Series 2019A , RB , 5.00% , 06/15/27 ..... 540 550,751
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 582,396
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 162,443
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 160 161,985
Series 23B , RB , 5.00% , 02/01/27 ....... 720 747,658
Series 2006 , RB , 5.25% , 08/01/27 ...... 25 26,405
Massachusetts Development Finance Agency
Series 2017 , RB , 5.00% , 04/01/27 ...... 110 114,402
Series 2016Q , RB , 5.00% , 07/01/27 ..... 400 408,522
Massachusetts School Building Authority, Series
2015C, RB, 5.00%, 08/15/27 ......... 245 245,219
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 414,498
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 269,423
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 141,496
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 68,604
10,250,456
Michigan — 1.9%
Great Lakes Water Authority Water Supply
System
Series 2018A , RB , 5.00% , 07/01/27 ..... 245 255,826
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2025A , RB , 5.00% , 07/01/27 ..... USD 150 $ 157,030
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 168,475
Michigan Finance Authority
Series 2016 , RB , 5.00% , 11/15/27 ...... 1,000 1,027,685
Series 2017A-MI , RB , 5.00% , 12/01/27 ... 1,410 1,479,517
Series 2017MI , RB , 5.00% , 12/01/27 .... 230 239,039
Series 2017MI , RB , 5.00% , 12/01/28 .... 305 316,596
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/27 ...... 290 291,364
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 72,867
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 705,112
Michigan State Housing Development Authority
Series 2023A , RB , 3.75% , 04/01/27 ..... 335 335,019
Series 2023A , RB , 3.05% , 06/01/27 ..... 120 120,378
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 321,740
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,595 2,700,276
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 428,311
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 815 861,493
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 68,708
University of Michigan
Series 2020A , RB , 5.00% , 04/01/27 ..... 350 364,648
Series 2017A , RB , 5.00% , 04/01/29 ..... 285 296,465
Wayne County Airport Authority, Series G, RB,
5.00%, 12/01/27 ................. 200 200,796
10,411,345
Minnesota — 2.2%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 385 398,890
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 180,083
Series 2017A , RB , 5.00% , 11/15/28 ..... 295 305,442
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 497,545
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 211,517
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 200,045
Series 2019A , GO , 4.00% , 03/01/27 ..... 300 302,438
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 135,292
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 208,141
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 216,775
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 525 544,028
Series 2016C , RB , 5.00% , 01/01/28 ..... 165 170,398
Minnesota Municipal Gas Agency, Series 2022A,
RB, VRDN (Royal Bank of Canada LIQ),
4.00%, 12/01/27
(a)
................ 350 354,200
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 645,035
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,058,089
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 332,771
Series 2015D , GO , 5.00% , 08/01/27 ..... 595 596,055
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 271,062
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 615,274
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 178,797
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 678,378
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 105,175
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,368,893
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 448,383

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2017E , GO , 5.00% , 10/01/27 ..... USD 100 $ 105,524
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 485,161
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 105,470
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 221,486
University of Minnesota
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 236,497
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 438,633
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 195,090
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 225,925
12,036,492
Mississippi — 0.5%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 173,610
Series 2015C , GO , 5.00% , 10/01/27 ..... 90 90,373
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 184,481
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 159,798
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 688,761
Series 2017A , GO , 5.00% , 10/01/32 ..... 445 468,591
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,053,014
2,818,628
Missouri — 0.6%
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... 125 130,561
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 370,544
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 411,154
Missouri Joint Municipal Electric Utility
Commission
Series 2024 , RB , 5.00% , 01/01/27 ...... 135 139,396
Series 2017 , RB , 5.00% , 12/01/27 ...... 145 152,788
Series 2025 , RB , 5.00% , 12/01/27 ...... 380 400,410
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 351,208
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,110,299
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 345,438
3,411,798
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 246,544
Nebraska — 0.7%
City of Lincoln Electric System
Series 2016 , RB , 5.00% , 09/01/27 ...... 345 358,861
Series 2020A , RB , 5.00% , 09/01/27 ..... 510 536,388
City of Omaha
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 156,502
Series 2024 , GO , 5.00% , 04/15/27 ...... 20 20,867
Series B , GO , 5.00% , 04/15/27 ........ 220 229,537
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 280 282,650
Series 2021A , RB , 5.00% , 01/01/27 ..... 75 77,654
Series B , RB , 5.00% , 01/01/27 ......... 100 103,539
Series C , RB , 5.00% , 01/01/27 ......... 165 166,562
Series B , RB , 5.00% , 01/01/28 ......... 70 72,447
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,265 1,280,694
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 173,073
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 135 139,587
Security
Par (000)
Par (000) Value
Nebraska (continued)
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... USD 250 $ 262,008
3,860,369
Nevada — 2.0%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/27 ..... 495 499,037
Series 2015D , GO , 5.00% , 06/15/27 ..... 235 236,917
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 617,887
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 224,490
Series 2018A , GO , 5.00% , 06/15/27 ..... 175 182,724
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 214,432
Series 2023A , GO , 5.00% , 06/15/27 ..... 140 146,179
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 140 146,331
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 500,763
Series 2015C , RB , 5.00% , 07/01/27 ..... 350 366,269
Series 2016 , RB , 5.00% , 07/01/27 ...... 370 387,292
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 293,086
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 476,265
Series 2019E , RB , 5.00% , 07/01/27 ..... 900 941,835
Series 2020C , RB , 5.00% , 07/01/27 ..... 250 261,684
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 667,246
Series 2019 , GO , 5.00% , 11/01/27 ...... 850 897,699
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 148,136
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,045,526
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... 35 36,236
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 222,592
Las Vegas Valley Water District
Series 2018A , GO , 5.00% , 06/01/27 ..... 120 120,191
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 146,305
Series A , GO , 5.00% , 06/01/27 ........ 355 355,564
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 87,675
State of Nevada
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 297,729
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 220,531
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 725 736,879
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 105,811
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 166,571
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,228
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 52,706
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 179,017
11,106,833
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 57,083
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 233,118
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 110,277
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 456,862
Series 2023B , RB , 5.00% , 08/15/27 ..... 170 178,544
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 275 289,813
State of New Hampshire
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 121,898
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 270,296
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 227,896
1,945,787

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey — 2.7%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... USD 120 $ 123,877
County of Union, Series B, GO, 2.00%, 03/01/27 750 738,763
New Jersey Economic Development Authority
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 606,325
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 721,318
Series XX , RB , 5.25% , 06/15/27 ........ 120 120,129
Series AAA , RB , 5.50% , 06/15/27 ....... 225 231,787
Series A , RB , 4.00% , 11/01/27 ......... 1,285 1,323,452
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 173,889
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,538,655
Series B , RB , 5.00% , 11/01/27 ......... 145 152,812
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 561,124
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 298,576
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 152,465
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 350 357,274
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,132,592
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,238,785
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 47,042
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 103,483
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 413,930
Series 2005A , RB , 5.25% , 01/01/27 ..... 725 753,374
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 216,796
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 350,476
State of New Jersey
GO , 5.00% , 06/01/27 ............... 230 240,937
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,152,717
GO , 5.00% , 06/01/28 ............... 285 297,497
15,048,075
New Mexico — 0.9%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 251,039
New Mexico Finance Authority
Series 2017A , RB , 5.00% , 06/01/27 ..... 60 62,809
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 329,747
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 240,767
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 366,385
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 319,587
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,047,825
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 244,565
Series A , GO , 5.00% , 03/01/27 ........ 380 395,468
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 685 718,813
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 781,775
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 325,302
5,084,082
New York — 8.9%
City of New York
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 156,378
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 131,393
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 194,462
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 667,479
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,166,774
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 220,741
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 588,643
Series C , GO , 5.00% , 08/01/27 ........ 675 695,702
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 210,230
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019E , GO , 5.00% , 08/01/27 ..... USD 255 $ 268,043
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,320 1,387,515
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 604,410
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/27 ................ 90 92,131
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 346,879
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 157,793
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 464,604
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 519,280
Series C , GO , 5.00% , 08/01/28 ........ 770 798,500
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 314,418
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 ................. 400 420,207
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 104,231
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,135,106
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 244,707
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 740,040
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 370,309
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 463,707
Series 2017A , RB , 5.00% , 02/15/29 ..... 220 227,484
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 326,558
Series 2023F , RB , 5.00% , 09/01/27 ..... 250 263,353
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 475 443,024
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 314,085
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 405,641
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 105,361
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,580,420
Series A-1 , RB , 5.00% , 11/15/27 ....... 70 71,283
Series A-2 , RB , 5.00% , 11/15/27 ....... 50 51,489
Series C-1 , RB , 5.00% , 11/15/27 ....... 330 331,648
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 258,159
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 105,728
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 102,683
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 316,989
New York City Municipal Water Finance Authority
Series 2020AA , RB , 5.00% , 06/15/27 .... 830 871,568
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 1,385 1,397,316
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 835 842,425
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 960 968,537
New York City Transitional Finance Authority
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,538
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 67,903
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 130,583
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 456,901
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 157,675
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 400 420,467
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 273,304
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 355,867
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 380 397,377

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ USD 275 $ 285,523
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 201,707
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,796
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 283,702
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,421,460
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 723,941
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 130 137,390
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,056,848
Series C , RB , 5.00% , 11/01/27 ......... 335 349,544
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 199,286
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 419,152
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 240 252,713
Series C , RB , 5.00% , 11/01/29 ......... 395 411,374
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 ................. 505 536,261
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 143,783
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 349,188
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 457,659
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 286,428
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 750,463
Series 2018A , RB , 5.00% , 03/15/27 ..... 340 354,528
Series 2018E , RB , 5.00% , 03/15/27 ..... 515 537,209
Series 20171 , RB , 5.00% , 07/01/27 ..... 465 487,596
Series 2017A , RB , 5.00% , 07/01/27 ..... 290 303,647
Series 2025B , RB , 5.00% , 07/01/27
(c)
.... 160 167,621
Series 2025A , RB , 5.00% , 10/01/27 ( AGC )
(c)
250 263,653
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 102,872
Series B , RB , 5.00% , 10/01/27 ......... 690 714,786
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 125 131,664
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 229,487
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 618,880
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 554,064
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 153,248
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 110,101
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 387,973
Series 2022A , RB , 5.00% , 06/15/27 ..... 75 78,643
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 158,698
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 946,621
New York State Housing Finance Agency,
Series 2022D-2, RB, VRDN, 3.10%, 11/01/27
(SONYMA)
(a)
................... 2,205 2,205,035
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/27 ......... 155 160,706
Series P , RB , 5.00% , 01/01/27 ......... 500 518,406
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 416,553
Port Authority of New York & New Jersey
Series 194 , RB , 5.00% , 10/15/27 ....... 325 326,123
Series 230 , RB , 4.00% , 12/01/27 ....... 90 93,351
Series 243 , RB , 5.00% , 12/01/27 ....... 690 731,912
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 246,994
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 104,245
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 422,617
State of New York Mortgage Agency Homeowner
Mortgage, Series 239, RB, 5.00%, 10/01/27
(SONYMA) .................... 365 382,409
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 250 253,415
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,862,565
Security
Par (000)
Par (000) Value
New York (continued)
Series 2012B , RB , 0.00% , 11/15/27
(b)
.... USD 710 $ 666,550
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 1,005,991
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 890 936,536
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 195 205,196
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 111,188
Series B , RB , 5.00% , 11/15/27 ......... 330 344,701
49,373,050
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021B, RB, VRDN, 3.25%, 06/15/27
(a)
250 250,768
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 565,280
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 157,022
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 264,703
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/27 ...... 795 795,850
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 78,673
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 923,101
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 183,571
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 151,165
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 127,114
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 140,740
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... 190 197,673
Series 2017B , GO , 5.00% , 05/01/27 ..... 265 276,835
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 104,289
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 103,676
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 240 249,693
Series 2019 , GO , 5.00% , 03/01/27 ...... 100 104,039
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 338,819
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 353,911
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 162,803
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 209,363
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 215 223,683
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 193,021
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 787,760
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 131,543
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 154,839
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 145,315
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 556,194
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 260 262,320
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/27 ...... 430 447,025
Series 2017B , RB , 5.00% , 05/01/27 ..... 630 658,580
Series 2020B , RB , 5.00% , 05/01/27 ..... 320 334,517
Series 2016B , GO , 5.00% , 06/01/27 ..... 225 229,540
Series 2019B , GO , 5.00% , 06/01/27 ..... 260 272,363
Series 2017B , RB , 5.00% , 05/01/28 ..... 485 505,886
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 125 131,647
10,773,321
Ohio — 2.6%
American Municipal Power, Inc.
Series 2020A , RB , 5.00% , 02/15/27 ..... 205 212,417

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2023A , RB , 5.00% , 02/15/27 ..... USD 540 $ 559,537
City of Cincinnati, Series 2016A, GO,
3.00%, 12/01/27 ................. 105 105,308
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 380 394,918
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 140,300
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 198,079
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 88,614
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 596,500
Series 2023A , GO , 5.00% , 08/15/27 ..... 620 652,045
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 120 124,480
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 352,385
Cleveland Department of Public Utilities Division
of Water, Series 2020FF, RB, 5.00%, 01/01/27 20 20,714
County of Cuyahoga
Series 2022A , RB , 4.00% , 01/01/27 ..... 20 20,431
Series 2020D , RB , 5.00% , 12/01/27 ..... 100 105,229
County of Hamilton
Series 2000B , RB , 0.00% , 12/01/27
( AMBAC )
(b)
.................... 1,040 967,549
Series 2016A , RB , 5.00% , 12/01/27 ..... 405 428,724
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 528,523
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 150 158,647
Series 2020A , RB , 5.00% , 12/01/27 ..... 90 95,188
Series 2021A , RB , 5.00% , 12/01/27 ..... 470 497,095
Ohio Turnpike & Infrastructure Commission,
Series 2018A, RB, 5.00%, 02/15/27 ..... 250 259,429
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 154,336
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 130,852
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 235,533
Series 2016 , RB , 5.00% , 12/01/27 ...... 70 72,038
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 375,625
Series 2019A , RB , 5.00% , 12/01/27 ..... 1,420 1,503,514
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B , RB , 5.00% , 06/01/27 ..... 310 312,448
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 439,662
Series 2017A , RB , 5.00% , 12/01/27 ..... 545 570,230
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 222,351
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 333,764
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 286,106
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 609,208
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 141,029
Series U , GO , 5.00% , 05/01/27 ........ 495 517,108
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 461,043
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 472,746
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 178,934
Series 2017B , RB , 5.00% , 10/01/27 ..... 230 241,950
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 376,499
University of Cincinnati, Series 2017B, RB,
5.00%, 06/01/27 ................. 55 57,494
14,198,582
Oklahoma — 0.7%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,205 1,240,476
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 270 275,431
Oklahoma County Independent School
District No. 12 Edmond, Series 2025, GO,
4.00%, 08/01/27
(c)
................ 500 512,312
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. USD 120 $ 124,483
Oklahoma State University, Series 2020A, RB,
5.00%, 09/01/27 ................. 20 20,930
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 797,799
Series 2017E , RB , 5.00% , 01/01/27 ..... 150 155,415
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 186,498
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 210 218,894
Series 2023 , RB , 5.00% , 04/01/27 ...... 125 130,294
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 127,366
3,789,898
Oregon — 1.8%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 889,843
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 398,197
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 265 275,464
Series 2018A , RB , 5.00% , 05/01/27 ..... 705 716,539
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 101,907
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 643,873
GO , 5.00% , 06/01/29 ............... 245 254,151
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 214,311
Multnomah County School District No. 1J
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 214,547
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(b)
....... 200 188,951
Oregon City School District No. 62, Series
2025A, GO, 0.00%, 06/15/27 (GTD)
(b) (c)
... 350 333,484
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 254,376
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 412,018
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 386,200
Series 2019N , GO , 5.00% , 05/01/27 ..... 500 521,893
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 808,933
Series F , GO , 5.00% , 05/01/27 ......... 205 208,581
Series C , GO , 5.00% , 06/01/27 ........ 215 224,868
Series 2015A , GO , 5.00% , 08/01/27 ..... 250 250,000
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 131,393
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 110,371
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 63,435
Series I , GO , 5.00% , 08/01/28 ......... 245 256,945
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 783,578
Series A , RB , 5.00% , 11/15/27 ......... 425 442,599
Series B , RB , 5.00% , 11/15/29 ......... 280 291,198
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 160 167,902
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/27 (GTD)
(c)
............ 500 523,192
10,068,749
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 230 241,303
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 571,566

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... USD 150 $ 156,972
Series 2015A , GO , 5.00% , 08/01/27 ..... 605 605,000
Series 2015B , GO , 5.00% , 08/01/27 ..... 210 210,000
Series 2017A , GO , 5.00% , 08/01/27 ..... 525 549,543
Series 2025C , GO , 5.00% , 08/01/27
(c)
.... 60 62,805
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 500 524,297
Series 2020A , RB , 5.00% , 11/01/27 ..... 440 462,121
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,207,555
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 560,276
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 222,564
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 125,423
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,365,753
Series 2016 , GO , 5.00% , 09/15/27 ...... 1,370 1,406,549
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 210,782
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 977,055
Series 2016 , GO , 5.00% , 01/15/28 ...... 720 745,069
County of Montgomery
Series 2021A , GO , 5.00% , 01/01/27 ..... 35 36,234
Series A , GO , 4.00% , 07/01/27 ........ 255 255,297
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 151,266
Delaware County Authority, Series 2015, RB,
5.00%, 08/01/27 ................. 225 225,000
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 98,416
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 354,341
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 185 191,041
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 300 316,703
Pennsylvania Economic Development Financing
Authority
Series 2016 , RB , 5.00% , 03/15/27 ...... 455 465,549
Series 2025B , RB , 5.00% , 03/15/27 ..... 400 413,768
Pennsylvania Housing Finance Agency
Series 2019-131A , RB , 2.05% , 10/01/27 .. 165 160,078
Series 124B , RB , 2.55% , 10/01/27 ...... 95 93,868
Series 2020-133 , RB , 5.00% , 10/01/27 ... 200 209,539
Series 2021-137 , RB , 5.00% , 10/01/27 ... 215 225,255
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 268,919
Series B , RB , 4.00% , 09/01/27 ......... 310 314,658
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 78,801
Series A , RB , 5.00% , 09/01/27 ......... 120 120,227
Series B , RB , 5.00% , 09/01/27 ......... 170 170,321
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/27 ...... 1,420 1,430,334
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 325,817
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 463,793
Series 2015B , RB , 5.00% , 12/01/27 ..... 105 105,719
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 200,819
Series 2019A , RB , 5.00% , 12/01/27 ..... 150 158,227
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 290,659
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 309,371
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 116,264
Series B , RB , 5.00% , 12/01/27 ......... 840 864,448
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 245 250,906
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 ......... USD 155 $ 162,855
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 ................. 250 259,339
19,292,465
Rhode Island — 0.8%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 1,235 1,259,266
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 485 493,341
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 392,021
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 802,744
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 172,109
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 398,675
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 707,553
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 62,751
4,288,460
South Carolina — 0.7%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 233,123
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 108,432
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 135 140,003
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 205,214
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 104,023
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 312,021
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 510 539,637
Piedmont Municipal Power Agency, Series
2021D, RB, 4.00%, 01/01/27 ......... 730 742,973
South Carolina Public Service Authority
Series 2021B , RB , 5.00% , 12/01/27 ..... 605 636,655
Series 2025B , RB , 5.00% , 12/01/27 ..... 250 263,081
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 416,941
3,702,103
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 130 134,922
Tennessee — 1.6%
City of Chattanooga, Series 2015A, RB,
3.00%, 09/01/27 ................. 300 300,066
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 150,570
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 245,915
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 720,454
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 55 58,145
Series 2017 , RB , 5.00% , 12/01/28 ...... 270 284,891
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 125 127,376
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... 180 186,243
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 228,987

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. USD 245 $ 255,008
County of Robertson, Series 2014B, GO,
3.00%, 06/01/27 ................. 115 114,999
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 270,664
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 197,920
Series 2019A , GO , 5.00% , 04/01/27 ..... 305 317,714
Series 2020B , GO , 5.00% , 04/01/27 ..... 345 359,381
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 322,226
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 150 156,127
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 521,454
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 195 203,194
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 119,533
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 160,874
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 445 454,637
Series 2021A , RB , 5.00% , 05/15/27 ..... 150 156,715
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 188,220
Series 2024B , RB , 5.00% , 05/15/27 ..... 615 643,085
Series 2017 , GO , 4.00% , 07/01/27 ...... 370 381,160
Series 2018 , GO , 5.00% , 07/01/27 ...... 320 335,611
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 271,751
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 190,354
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 700 738,969
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 415 436,343
9,098,586
Texas — 11.9%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 450 471,820
Series 2021 , GO , 5.00% , 08/15/27 ...... 235 246,538
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 701,324
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 106,292
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 327,382
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 129,913
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 111,257
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 153,661
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 566,681
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 613,904
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 262,352
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 692,610
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 288,258
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 300 311,330
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 530 556,420
Series 2016J , RB , 5.00% , 08/15/27 ..... 280 287,399
Series 2019A , RB , 5.00% , 08/15/27 ..... 125 131,231
Security
Par (000)
Par (000) Value
Texas (continued)
City of Arlington, GO, 5.00%, 08/15/27 ..... USD 100 $ 102,418
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 512,136
Series 2017 , GO , 5.00% , 09/01/27 ...... 75 78,832
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 446,714
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 115,025
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 316,509
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 121,376
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 136,788
City of Corpus Christi Utility System, Series
2025, RB, 5.00%, 07/15/27
(c)
......... 60 62,745
City of Dallas
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,036,689
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 150,873
City of Dallas Waterworks & Sewer System,
Series 2016A, RB, 5.00%, 10/01/27 ..... 205 210,595
City of Fort Worth, Series 2018, GO,
5.00%, 03/01/27 ................. 250 258,647
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 514,457
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/27 ......... 140 145,041
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 375 390,164
City of Houston Combined Utility System
Series 2016B , RB , 5.00% , 11/15/27 ..... 125 128,818
Series 2017B , RB , 5.00% , 11/15/27 ..... 610 643,541
Series 2018D , RB , 5.00% , 11/15/27 ..... 130 137,148
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 215 200,805
City of San Antonio
GO , 5.00% , 02/01/27 ............... 200 207,392
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 103,696
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 131,101
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 262,202
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 156,606
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 100 103,756
Series 2018 , RB , 5.00% , 02/01/27 ...... 370 383,898
Clear Creek Independent School District, Series
2021, GO, 5.00%, 02/15/27 (PSF) ...... 115 119,202
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,019,535
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 105 107,725
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 150 157,487
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 238,363
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 320 323,922
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,079,757
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,813,407
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 183,432
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 214,278
County of Collin, Series 2025, GO,
5.00%, 02/15/27
(c)
................ 165 171,177
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 405 410,391
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 285 291,479
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 157,989
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/27 ..... 115 120,623
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 550,670

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Travis, Series 2016A, GO,
5.00%, 03/01/27 ................. USD 595 $ 603,093
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 693,797
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 181,663
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 475 493,085
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 215 223,186
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 228,376
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 140,140
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 500 519,037
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,514,705
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 384,845
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 806,593
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 400,133
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 436,509
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 300 314,607
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 441,050
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 455 472,253
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 202,394
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 189,021
Fort Worth Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 155 156,907
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 130 135,110
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 173,208
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,313
Harris County Flood Control District, Series
2015A, RB, 5.00%, 10/01/27 ......... 395 396,825
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 316,988
Highland Park Independent School District,
Series 2015, GO, 2.75%, 02/15/27 ...... 500 500,175
Humble Independent School District
Series 2016C , GO , 5.00% , 02/15/27 ..... 130 131,634
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 150 155,780
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(c)
200 207,430
Series D , GO , 5.00% , 02/15/27 ( PSF ) .... 295 305,959
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 410 425,484
Klein Independent School District
Series 2018 , GO , 5.00% , 02/01/27 ( PSF ) .. 400 414,724
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(c)
75 78,631
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 500 519,191
Leander Independent School District, Series B,
GO, 0.00%, 08/15/27
(b)
............. 150 138,879
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 340,333
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 245,879
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 750,397
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 923,566
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/28 ................. 160 166,086
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/27 ...... 225 233,480
Series 2024 , RB , 5.00% , 05/15/27 ...... 605 630,821
Series 2025 , RB , 5.00% , 05/15/27 ...... 250 259,422
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025A , RB , 5.00% , 05/15/27 ..... USD 500 $ 518,845
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/27 ( PSF )
(c)
100 104,891
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 255 266,988
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/27 ............... 295 311,289
Series A , RB , 5.00% , 11/01/27 ......... 335 344,839
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 285 296,234
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 198,712
Series 2017 , RB , 5.00% , 06/01/27 ...... 160 167,147
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 391,751
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... 200 201,375
Series 2015 , RB , 5.00% , 09/01/27 ...... 135 135,249
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 625,399
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 162,919
Series 2025 , RB , 5.00% , 09/01/27 ...... 80 84,087
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 945 978,489
Series 2023A , RB , 5.00% , 01/01/27 ..... 500 517,861
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 93,215
Series A , RB , 5.00% , 01/01/27 ......... 445 449,497
Series B , RB , 5.00% , 01/01/27 ......... 475 479,701
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 484,885
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 200 202,307
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 309,845
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,185 1,244,632
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 214,313
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 132,734
Series 2022A , RB , 5.00% , 07/01/27 ..... 345 361,235
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,266,262
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 243,694
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 177,153
Series 2023 , GO , 5.00% , 02/15/27 ...... 215 222,789
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 490 508,053
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 280 290,488
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 340 356,323
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,740 1,823,885
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 260 272,342
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 256,630
Series 2025 , GO , 5.00% , 08/15/27 ( PSF )
(c)
500 523,140
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 328,952
Series 2020A , RB , 5.00% , 05/15/27 ..... 650 677,393
Series 2020C , RB , 5.00% , 05/15/27 ..... 315 328,275
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 145,900
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 264,546
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 195 202,324

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... USD 185 $ 189,091
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 208,291
Series 2015A , GO , 5.00% , 10/01/27 ..... 115 115,395
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 426,053
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 765,028
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 110,546
Series B , GO , 5.00% , 10/01/29 ........ 290 304,929
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 102,079
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 175 176,792
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 798,090
Series 2017E , RB , 5.00% , 05/15/27 ..... 500 521,400
Series 2021A , RB , 5.00% , 05/15/27 ..... 250 260,700
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 239,844
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 265,101
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 109,005
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 282,576
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 153,937
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 259,191
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 572,760
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 505,070
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 145,793
Series A , RB , 5.00% , 03/15/27 ......... 260 260,800
Series 2017A , RB , 5.00% , 03/15/30 ..... 350 361,760
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 197,137
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 386,237
Series 2017A , RB , 5.00% , 04/15/27 ..... 130 135,680
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 99,151
Series A , RB , 5.00% , 04/15/27 ......... 305 306,563
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 68,273
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 168,055
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 89,279
Series 2018A , RB , 5.00% , 10/15/27 ..... 150 158,291
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 89,698
Series A , RB , 5.00% , 10/15/27 ......... 190 190,861
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 472,673
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 704,466
Tomball Independent School District, Series
2025, GO, 5.00%, 02/15/27 (PSF)
(c)
..... 165 171,162
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 375 391,441
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 230 238,329
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 370 385,155
Series 2017A , RB , 5.00% , 04/15/28 ..... 100 103,815
Series 2017A , RB , 5.00% , 04/15/30 ..... 605 626,432
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 105 108,835
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/27 (PSF)
(c)
. 250 259,054
65,638,896
Security
Par (000)
Par (000) Value
Utah — 0.8%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. USD 290 $ 301,921
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 481,855
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 197,279
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 325 337,833
Metropolitan Water District of Salt Lake & Sandy,
Series 2016A, RB, 2.10%, 07/01/27 ..... 215 211,924
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 387,272
Series 2019 , GO , 5.00% , 07/01/27 ...... 275 288,205
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 529,249
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 346,045
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 178,070
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 280,549
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 225 236,103
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... 195 203,753
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 258,220
Washington County School District Board of
Education, Series 2014, GO, 3.00%, 03/01/27
(GTD) ....................... 50 50,003
4,288,281
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 105,250
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 78,938
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 528,355
712,543
Virginia — 2.7%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 199,379
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 142,497
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 280,471
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 365 369,168
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 195 202,875
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 283,445
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 209,712
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 273,100
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 162,413
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 115 120,991
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 179,106
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 445 459,845
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 217,006
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 105,015
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 57,758
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 250 262,536
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 315,044
County of Loudoun
Series 2018A , GO , 3.00% , 12/01/27 ( SAW ) 80 80,036
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 741,333
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 95,314

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... USD 295 $ 307,415
Hampton Roads Sanitation District, Series
2017A, RB, 5.00%, 10/01/28 ......... 205 216,163
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... 160 160,141
Series 2020A , RB , 5.00% , 12/01/27 ..... 200 211,295
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 255 264,796
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 924,189
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,130 1,173,408
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 181,723
Series B , RB , 5.00% , 02/01/27 ......... 225 233,643
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 368,780
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 257,672
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 131,465
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 211,833
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... 165 169,379
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 777,420
Series 2019 , RB , 5.00% , 05/15/27 ...... 375 391,319
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 200,205
Series 2017 , RB , 5.00% , 09/15/27 ...... 200 210,400
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 337,332
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 135 139,016
Series B , RB , 5.00% , 08/01/27 ......... 705 722,395
Series 2017A , RB , 5.00% , 08/01/29 ..... 410 430,023
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,874
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 140 146,992
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 415 435,727
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 146,992
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 100 103,293
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 185 195,174
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 377,669
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 301,845
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 63,394
14,620,016
Washington — 4.3%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 585 600,667
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 555,054
City of Redmond, Series 2015, GO,
3.00%, 12/01/27 ................. 250 250,095
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 274,286
Series 2016B , RB , 5.00% , 04/01/27 ..... 365 370,794
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 355,204
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 235,602
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 884,816
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 199,787
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 177,571
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 412,937
City of Seattle Water System, Series 2017, RB,
5.00%, 08/01/27 ................. 155 160,152
Security
Par (000)
Par (000) Value
Washington (continued)
City of Tacoma, Series 2018, RB,
5.00%, 12/01/27 ................. USD 265 $ 280,090
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 200 207,258
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 798,874
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 108,617
Series 2016A , RB , 5.00% , 07/01/27 ..... 55 55,522
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 897,165
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 136,250
Series 2015E , GO , 5.00% , 12/01/27 ..... 305 306,978
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 127,170
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 258,951
Energy Northwest
Series 2016-A , RB , 5.00% , 07/01/27 ..... 665 678,336
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 859,110
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 529,086
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 220,016
Series 2017A , RB , 5.00% , 07/01/28 ..... 965 1,008,750
Series 2017-A , RB , 5.00% , 07/01/29 ..... 330 344,212
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,994
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 375 377,445
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 775 799,002
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 110 114,227
King County School District No. 414 Lake
Washington
Series 2020 , GO , 3.00% , 12/01/27 ( GTD ) . 280 282,375
Series 2020 , GO , 4.00% , 12/01/27 ( GTD ) . 520 537,296
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 158,541
Pierce County School District No. 401 Peninsula,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 235 248,491
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 199,116
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 303,572
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 206,163
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 422,724
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 241,673
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 310 326,237
State of Washington
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 373,721
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 404,864
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 716,299
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(b)
.................... 120 114,283
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 230,057
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 109,800
Series R-2022C , GO , 4.00% , 07/01/27 ... 325 334,494

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2019 , COP , 5.00% , 07/01/27 ..... USD 180 $ 188,470
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 838,261
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 267,196
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 66,521
Series R-2017A , GO , 5.00% , 08/01/27 ... 385 394,050
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 102,341
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 740,257
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 131,251
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 903,008
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 465,985
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 312,305
Series 2015C , RB , 5.00% , 12/01/27 ..... 65 65,508
Series 2022C , RB , VRDN 4.00% , 08/01/27
(a)
1,240 1,261,623
Washington Health Care Facilities Authority
Series 2025A , RB , 5.00% , 03/01/27 ..... 150 155,512
Series 2019A-2 , RB , 5.00% , 08/01/27 .... 260 270,553
24,049,565
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 104,608
Series 2019A , GO , 5.00% , 06/01/27 ..... 485 507,349
Series 2021A , GO , 5.00% , 06/01/27 ..... 280 292,902
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 248,601
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 520 544,405
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 318,272
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 307,837
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 335,632
2,659,606
Wisconsin — 1.4%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. 200 210,190
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 165 171,740
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 154,177
Public Finance Authority, Series 2023A, RB,
5.00%, 10/01/27 ................. 285 298,155
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 348,741
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 480,131
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 261,385
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2020A , GO , 5.00% , 05/01/27 ..... USD 100 $ 104,554
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 460,038
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 156,831
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 167,286
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 522,770
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 211,904
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 539,507
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 460 480,415
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 83,551
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 313,314
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 188,860
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 260,847
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 480,131
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 644,767
Series 20172 , RB , 5.00% , 07/01/27 ..... 215 225,406
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 533,322
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 120 125,350
Wisconsin Health & Educational Facilities
Authority, Series 2016A, RB, 5.00%, 11/15/27 360 366,182
7,789,554
Total Long-Term Investments — 99 .1%
(Cost: $ 548,451,566 ) .............................. 550,187,863
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.51%
(d) (e)
......... 508,781 508,781
Total Short-Term Securities — 0 .1%
(Cost: $ 508,781 ) ................................. 508,781
Total Investments — 99 .2%
(Cost: $ 548,960,347 ) .............................. 550,696,644
Other Assets Less Liabilities — 0.8% .................... 4,600,382
Net Assets — 100.0% ...............................
$ 555,297,026
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 311,204 $ 197,738
(a)
$ — $ (161) $ — $ 508,781 508,781 $ 17,027 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 550,187,863 $ — $ 550,187,863
Short-Term Securities
Money Market Funds ...................................... 508,781 — — 508,781
$ 508,781 $ 550,187,863 $ — $ 550,696,644
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
VRDN Variable Rate Demand Notes